Commitments and Contingent Liabilities - Additional information (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Guarantees [member]
Disclosure of finance lease and operating lease by lessee [line items]
Contingent liability	€ 4,424	€ 4,988